AS FILED WITH THE SEC ON APRIL 10, 1998


                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-14
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X
                              Pre-Effective Amendment No. 1          X
                        Post-Effective Amendment No.
                       (check appropriate box or boxes)

                        FRANKLIN CUSTODIAN FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                       (Area Code and Telephone Number)

                777 Mariners Island Blvd., San Mateo, CA 94404
                  (Address of Principal Executive Offices --
                    Number, Street, City, State, Zip Code)

                           Harmon E. Burns, Esquire
                          777 Mariners Island Blvd.,
                             San Mateo, CA 94404
                  (Name and Address of Agent for Service --
                    Number, Street, City, State, Zip Code)

                                  Copies to:

                            Bruce G. Leto, Esquire
                    Stradley, Ronon, Stevens & Young, LLP
                           2600 One Commerce Square
                            Philadelphia, PA 19103

           Approximate Date of Proposed Public Offering: As soon as
       practicable after this Registration Statement becomes effective under the Securities Act of 1933.


         TITLE OF SECURITIES BEING REGISTERED: CLASS I, INCOME SERIES

      No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940. Pursuant to Rule 429(a), this Registration Statement relates to shares previously registered on Form N-1A (Securities Act of 1933 File No. 002-11346; Investment Company Act of 1940 File No. 811-537).

      Pursuant to Rule 488 this Registration Statement shall become effective on April 11, 1998 which shall be thirty days following the initial filing of this Registration Statement.




                        FRANKLIN CUSTODIAN FUNDS, INC.

                            CROSS REFERENCE SHEET
                      (Pursuant to Rule 481(a) under the
                           Securities Act of 1933)


N-14 ITEM NO. AND CAPTION                 LOCATION IN PROSPECTUS

PART A

1.    Beginning of Registration          Cover Page of Registration Statement;
      Statement and Outside Front Cover  Front Cover Page of Prospectus
      Page of Prospectus

2.    Beginning and Outside Back Cover   Table of Contents
      Page of Prospectus

3.    Fee Table, Synopsis Information    Summary; Risk Factors
      and Risk Factors

4.    Information About the Transaction  Summary; Reasons for the
                                         Reorganization; Information About the
                                         Reorganization

5.    Information About the Registrant   Prospectus Cover Page; Summary;
                                         Comparison of Investment Policies and
                                         Risks of Income Series and the Fund;
                                         Information About Custodian Funds

6.    Information About the Company      Prospectus Cover Page; Comparison of
      Being Acquired                     Investment Policies and Risks of
                                         Income Series and the Fund;
                                         Additional Matters Regarding the
                                         Fund; Other Information Relating to
                                         the Fund

7.    Voting Information                 Prospectus Cover Page; Notice of
                                         Special Meeting of Shareholders;
                                         Solicitation and Revocation of
                                         Proxies and Voting Information;
                                         Principal Shareholders;
                                         Summary-Voting Information

8.    Interest of Certain Persons and    None
      Experts

9.    Additional Information Required    Not Applicable
      for Reoffering by Persons Deemed
      to be Underwriters


                                             LOCATION IN STATEMENT OF
PART B                                       ADDITIONAL INFORMATION

10.   Cover Page                         Cover Page of Statement of Additional
                                         Information

11.   Table of Contents                  Not Applicable

12.   Additional Information             Incorporation of Documents by
      about the Registrant               Reference in the Statement of
                                         Additional Information

13.   Additional Information             Incorporation of Documents by
      about the Company Being Acquired   Reference in the Statement of
                                         Additional Information

14.   Financial Statements               Incorporation of Documents by
                                         Reference in the Statement of
                                         Additional Information

PART C - OTHER INFORMATION

Part C contains the information required by Items 15-17 under the items set forth in the Form.


Parts A, B and C of this Registration Statement on Form N-14 (the
"Registration Statement") are incorporated by reference into this Pre-Effective Amendment No. 1 to the Registration Statement from the initial filing of the Registration Statement with the SEC via EDGAR on March 12, 1998, except that parts (11) and (12) of Item 16 of Part C of the Registration Statement are amended as shown below, and the relevant Exhibits are included with this filing:

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

            FILED HEREWITH.

      (12) An opinion of counsel letter supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement.

            A FORM OF THE TAX OPINION IS FILED HEREWITH AS AN EXHIBIT TO THE REGISTRATION STATEMENT AND PURSUANT TO THE UNDERTAKING PREVIOUSLY MADE IN ITEM 17(3) OF THE REGISTRATION STATEMENT, THE FINAL TAX OPINION WILL BE FILED AS A POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT.



                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, by the undersigned, thereunto duly authorized, in the City of San Mateo and the State of California, on the 9th day of April, 1998.

                                    FRANKLIN CUSTODIAN FUNDS, INC.
                                    (Registrant)

                                    By: CHARLES B. JOHNSON*
                                        Charles B. Johnson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHARLES B. JOHNSON*           Chief Executive Officer and Director
Charles B. Johnson            Dated:  April 9, 1998

MARTIN L. FLANAGAN*           Senior Vice President and Chief
Martin L. Flanagan            Financial Officer
                              Dated:  April 9, 1998

DIOMEDES LOO-TAM*             Principal Accounting Officer
Diomedes Loo-Tam              Dated:  April 9, 1998

HARRIS J. ASHTON*             Director
Harris J. Ashton              Dated:  April 9, 1998

S. JOSEPH FORTUNATO*          Director
S. Joseph Fortunato           Dated:  April 9, 1998

EDITH E. HOLIDAY*             Director
Edith E. Holiday              Dated:  April 9, 1998

RUPERT H. JOHNSON, JR.*       Director
Rupert H. Johnson, Jr.        Dated:  April 9, 1998

GORDON S. MACKLIN*            Director
Gordon S. Macklin             Dated:  April 9, 1998


*By:  LARRY L. GREENE
      Larry L. Greene, Attorney-in-Fact
      (Pursuant to Powers of Attorney previously filed)


                                 EXHIBIT INDEX


EXHIBIT NO.       DOCUMENT


 (11) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

 (12) An opinion of counsel letter supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement




Exhibit 11

                                 Law Offices

                    STRADLEY, RONON, STEVENS & YOUNG, LLP

                           2600 One Commerce Square
                    Philadelphia, Pennsylvania 19103-7098
                                (215) 564-8000


Direct Dial: (215) 564-8024

                                April 9, 1998

Franklin Custodian Funds
777 Mariners Blvd.
San Mateo, CA  94404

            Re:   LEGAL OPINION-SECURITIES ACT OF 1933

Ladies and Gentlemen:

  We have examined the Articles of Incorporation, as amended (the "Articles"), of Franklin Custodian Funds, Inc. (the "Fund"), a series corporation organized under Maryland law, the By-Laws of the Fund, the resolutions adopted by the Fund's Board of Directors organizing the business of the Fund, and its proposed form of Share Certificates (if any), all as amended to date, and the various pertinent corporate proceedings we deem material. We have also examined the Notification of Registration and the Registration Statements filed under the Investment Company Act of 1940 (the "Investment Company Act") and the Securities Act of 1933 (the "Securities Act"), all as amended to date, as well as other items we deem material to this opinion.

  The Fund is authorized by the Articles to issue nineteen billion (19,000,000,000) shares of common stock at a par value of $.01. The Fund issues shares of the U.S. Government Series, the Income Series, the Growth Series, the DynaTech Series, and the Utilities Series. The Articles also empower the Board to designate any additional series or classes and allocate shares to such series or classes.

  The Fund has filed with the U.S. Securities and Exchange Commission, a registration statement on Form N-14 under the Securities Act, covering shares of the Fund to be issued to Franklin Principal Maturity Trust, a registered closed-end investment company, in exchange for substantially all of the assets and liabilities of Franklin Principal Maturity Trust pursuant to an Agreement and Plan of Reorganization to be approved by shareholders of Franklin Principal Maturity Trust.

  The Fund has also filed with the U.S. Securities and Exchange Commission, a registration statement on Form N-1A under the Securities Act, which registration statement is deemed to register an indefinite number of shares of the Fund pursuant to the provisions of Rule 24f-2 under the Investment Company Act. You have further advised us that the Fund has filed, and each year hereafter will timely file, a Notice pursuant to Rule 24f-2 perfecting the registration of the shares sold by the Fund during each fiscal year during which such registration of an indefinite number of shares remains in effect.

  You have also informed us that the shares of the Fund have been, and will continue to be, sold in accordance with the Fund's usual method of distributing its registered shares, under which prospectuses are made available for delivery to offerees and purchasers of such shares in accordance with Section 5(b) of the Securities Act.

  Based upon the foregoing information and examination, so long as the Fund remains a valid and subsisting entity under the laws of its state of organization, and the registration of an indefinite number of shares of the Fund remains effective, the authorized shares of the Fund when issued for the consideration set by the Board of Directors pursuant to the Articles, and subject to compliance with Rule 24f-2, will, when sold, be legally issued, fully-paid, and non-assessable shares, and the holders of such shares will have all the rights provided for with respect to such holding by the Articles and the laws of the State of Maryland.

  We hereby consent to the use of this opinion, in lieu of any other, as an exhibit to any Registration Statement of the Fund, along with any amendments thereto, covering the registration of the shares of the Fund under the Securities Act and the applications, registration statements or notice filings, and amendments thereto, filed in accordance with the securities laws of the several states in which shares of the Fund are offered, and we further consent to reference in any registration statement of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by us.

                              Very truly yours,

                              STRADLEY, RONON, STEVENS & YOUNG, LLP



                              BY:  /S/ MARK H. PLAFKER
                                    Mark H. Plafker




Exhibit 12



                                                                  DRAFT


                                March 18, 1998


Board of Trustees
Franklin Principal Maturity Trust
777 Mariners Island Blvd.
San Mateo, CA  94404

Board of Directors
Franklin Custodian Funds, Inc. - Income Series
777 Mariners Island Blvd.
San Mateo, CA  94404


            Re:   AGREEMENT AND PLAN OF REORGANIZATION, DATED AS OF THE____TH
            DAY OF______, 1998, BY AND BETWEEN FRANKLIN PRINCIPAL MATURITY TRUST ("ACQUIRED FUND") AND FRANKLIN CUSTODIAN FUNDS, INC. ("CUSTODIAN FUNDS") ON BEHALF OF THE INCOME SERIES ("ACQUIRING FUND")

Ladies and Gentlemen:

  You have requested our opinion as to certain federal income tax consequences of the reorganization of Acquired Fund whereby, Acquired Fund will transfer substantially all of its property, assets, and goodwill to Acquiring Fund in exchange solely for Class I Shares of Acquiring Fund (the "Acquiring Fund Shares"), followed by the distribution by Acquired Fund of Acquiring Fund Shares to the shareholders of Acquired Fund, the cancellation of all of the outstanding Shares of beneficial interest of Acquired Fund (the "Acquired Fund Shares") and the liquidation of Acquired Fund (the "Reorganization"). Franklin Advisers, Inc. ("Advisers") is the investment adviser for both the Acquiring Fund and the Acquired Fund.

  In rendering our opinion, we have reviewed and relied upon (a) the
Agreement and Plan of Reorganization, dated as of the    th day of
, 1998, by and between Custodian Funds and the Acquired Fund ("Agreement"),
(b) the proxy materials provided to stockholders of Acquired Fund in connection with the Special Meeting of Stockholders of Acquired Fund held on__________________, 1998, (c) certain representations concerning the Reorganization made to us by Custodian Funds and the Acquired Fund in a letter dated_________________, 1998 (the "Representation Letter"), (d) all other documents, financial and other reports and corporate minutes which we deemed relevant or appropriate, and (e) such statutes, regulations, rulings and decisions as we deemed material to the rendition of this opinion. All terms used herein, unless otherwise defined, are used as defined in the Agreement.

  For purposes of this opinion, we have assumed that Acquired Fund on the effective date of the Reorganization satisfies, and following the Reorganization, Acquiring Fund will continue to satisfy, the requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

  Under regulations to be prescribed by the Secretary of Treasury under
Section 1276(d) of the Code, certain transfers of market discount bonds will be excepted from the requirement that accrued market discount be recognized on disposition of a market discount bond under Section 1276(a) of the Code. Such regulations are to provide, in part, that accrued market discount will not be included in income if no gain is recognized under Section 361(a) of the Code where a bond is transferred in an exchange qualifying as a tax-free reorganization. As of the date hereof, the Secretary has not issued any regulations under Section 1276 of the Code.

  Based on the foregoing and provided the Reorganization is carried out in accordance with the applicable laws of the State of Maryland, the Agreement and the Representation Letter, it is our opinion that:

  1. The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Acquired Fund and Acquiring Fund will each be a party to the reorganization within the meaning of Section 368(b) of the Code.

  2. No gain or loss will be recognized by Acquired Fund upon the transfer of all of its assets to Acquiring Fund in exchange solely for Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code. We express no opinion as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276 of the Code.

  3. No gain or loss will be recognized by Acquiring Fund upon the receipt by it of all of the assets of Acquired Fund in exchange solely for Acquiring Fund Shares pursuant to Section 1032(a) of the Code.

  4. The basis of the assets of Acquired Fund received by Acquiring Fund will be the same as the basis of such assets to Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.

  5. The holding period of the assets of Acquired Fund received by Acquiring Fund will include the period during which such assets were held by Acquired Fund pursuant to Section 1223(2) of the Code.

  6. No gain or loss will be recognized by the stockholders of Acquired Fund upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares (including fractional shares to which they may be entitled), pursuant to
Section 354(a) of the Code.

  7. The basis of the Acquiring Fund Shares received by the stockholders of Acquired Fund (including fractional shares to which they may be entitled) will be the same as the basis of the Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

  8. The holding period of the Acquiring Fund Shares received by the stockholders of Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset on the effective date of the Reorganization, pursuant to Section 1223(1) of the Code.

  9. Acquiring Fund will succeed to and take into account as of the date of the proposed transfer (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

  Our opinion is based upon the Code, the applicable Treasury Regulations promulgated thereunder, the present position of the Internal Revenue Service as set forth in published revenue rulings and revenue procedures, present administrative positions of the Internal Revenue Service, and existing judicial decisions, all of which are subject to change either prospectively or retroactively. We do not undertake to make any continuing analysis of the facts or relevant law following the date of this letter.

  Our opinion is conditioned upon the performance by Acquiring Fund and Acquired Fund of their undertakings in the Agreement and the Representation Letter.

  This opinion is being rendered to Acquiring Fund and Acquired Fund and may be relied upon only by such funds and the stockholders of each.

                              Very truly yours,

                              STRADLEY, RONON, STEVENS & YOUNG, LLP



                              By:___________________________________
                                 William P. Zimmerman, a Partner